Supplemental Cash Flow Information (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023
Dividends Payable [Line Items]
Cash paid for interest	$ 1,000		$ 1,100		$ 8,700
Guaranteed payment accrual				[1]		[1]
Distributions payable to charitable beneficiaries	200	300	1,200		1,700
Deemed dividend				[1]	37,133	[1]
Issuance of shares	914	(4,290)	5,251	[1]
Cash paid for taxes			800
Transfer of alternative assets for settlement			56,700
Noncash issuance of noncontrolling interest			1,100
Issuance of noncontrolling interest from reserved cash received					2,400
Promissory note received as consideration in sale of fixed assets					1,400
Common Class A [Member]
Dividends Payable [Line Items]
Settlement of liability for issuance	900	2,700	4,500
Issuance of shares			5,300
Common Class A [Member] | Post De-SPAC Transaction [Member]
Dividends Payable [Line Items]
Issuance of shares		5,300
BCG Class A Units [Member]
Dividends Payable [Line Items]
Exchange of preferred stock		793,400	793,400
Preferred B.2 [Member]
Dividends Payable [Line Items]
Exchange of preferred stock		791,900	791,900
Issuance of shares					20,100
Preferred A.1 [Member]
Dividends Payable [Line Items]
Exchange of preferred stock		193,900	193,900		1,100
Deemed dividend		6,900	6,900		37,100
Class S Ordinary [Member]
Dividends Payable [Line Items]
Exchange of preferred stock		3,900	3,900
Noncash issuance of noncontrolling interest					300
Preferred Series C [Member]
Dividends Payable [Line Items]
Exchange of preferred stock			205,800
Series B Preferred Stock [Member]
Dividends Payable [Line Items]
Issuance of shares			38,700
Preferred A.0 [Member]
Dividends Payable [Line Items]
Guaranteed payment accrual	$ 4,400	$ 4,100	$ 16,800		$ 15,800

[1]	Retroactively adjusted the fiscal year ended March 31, 2023 for the de-SPAC merger transaction as described in Note 4.